BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2019
BUSINESS COMBINATION
BUSINESS COMBINATIONS

 3. BUSINESS COMBINATION

In December 2018, the Group entered into a share purchase agreement with the shareholders of Hangzhou Aishangzu Technology Co., Ltd. (“Aishangzu”) to acquire its subsidiaries. Aishangzu is primarily engaged in leasing apartments from landlords, designs, renovates and furnishes such apartments and then leases to residents. To facilitate the transaction, Aishangzu agreed to transfer all of the equity interests of its subsidiaries it held to Hangzhou Aishangdanke Technology Co., Ltd. (“Aishangzudanke”), a newly established wholly-owned subsidiary of Aishangzu. In March 2019, the Group completed the acquisition of Aishangzudanke and their wholly-owned and majority-owned subsidiaries. Before March 2019, the Group paid RMB189,643 to Aishangzu, for the purpose of settling payables of those subsidiaries due to Aishangzu. The Group agreed to pay RMB200,000 to the shareholders of Aishangzu by the instalments as: (i) RMB80,000 upon closing of the transaction; (ii) RMB60,000 within 6 months after closing; (iii) RMB40,000 within 12 months after closing; and (iv) RMB20,000 within 24 months after closing. As of acquisition date, the total fair value of the considerations for the acquisition amounted to RMB369,953. The fair value of non-controlling interest amounting to RMB344 was measured based on the purchase price, taking into account a discount reflective of the non-controlling nature of the interest. As of December 31, 2019, the outstanding consideration of RMB128,002 and RMB14,800 was recorded in accrued expenses and other current liabilities and other non-current liabilities in the consolidated balance sheets, respectively.  The shareholders of Aishangzu initiated an arbitration proceeding against the Group at China International Economic and Trade Arbitration Commission to enforce the remaining payment obligations due under the share purchase agreement in the aggregate amount of RMB107 million plus accrued interest and their legal and other expenses. In accordance with ASC Topic 450, no accrual of loss contingency was accrued as of December 31, 2019 since it is not probable that a liability has been incurred and the amount of loss cannot be reasonably estimated.

The transaction was accounted for as a business combination. The determination of fair values of the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. The Company’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Any changes to provisional amounts identified during the measurement period are recognized in the reporting period in which the adjustment amounts are determined. The fair value of assets acquired and liabilities assumed as of the date of acquisition was as follows:

RMB
Cash consideration	369,953
Fair value of non-controlling interests	344
Fair values of identifiable assets acquired and liabilities assumed
Current assets	56,699
Property and equipment, net	299,323
Intangible assets, net	195,000
Other current liabilities	(518,971)
Deferred income tax liabilities	(9,209)
Net assets acquired	22,842
Goodwill	347,455

The acquired intangible assets primarily consist of trademark and internet domain name, mobile application, non-compete agreements and customer relationships. Goodwill arising from this acquisition was attributable to the synergies expected from the combined business. The financial results of the Aishangzu have been included in the Group’s consolidated financial statements since the date the Group obtained control. For the period from the acquisition date through December 31, 2019, the business acquired in 2019 contributed RMB561,892 and RMB81,956 in revenues and net loss, respectively.

Unaudited Pro Forma Financial Information:

The following unaudited pro forma financial information presents the consolidated results of operations of the Group as if the acquisitions had been completed on January 1, 2018. The unaudited pro forma financial information is supplemental information only and is not necessarily indicative of the Group’s consolidated results of operations actually would have been had the acquisitions been completed on January 1, 2018. In addition, the unaudited pro forma financial information does not attempt to project the future consolidated results of operations of the Group after the acquisitions.

	Year Ended December 31,
	2018	2019
	RMB	RMB
Revenue	3,723,290	7,326,364
Net loss	(1,672,198)	(3,504,361)
Net loss per share-basic and diluted	(9.60)	(15.33)